BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 27, 2011	Jul. 31, 2012	Feb. 26, 2013	May 16, 2013	May 31, 2013	May 30, 2013	Nov. 11, 2013	Oct. 01, 2014	Dec. 31, 2011	Nov. 30, 2013	May 25, 2014	Feb. 28, 2014
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total	$ 700	$ 900
Net Income (Loss) Attributable To Redeemable Noncontrolling Interest	425	546	184
App Builder [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			140	12,565
Comm It Group [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage					20.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage					80.00%
Business Acquisition Contingent Consideration Deferred Payment					2,751
Business Acquisitions Contingent Consideration At Fair Value					3,943
Business Combination, Consideration Transferred, Total					8,933
Business Acquisitions Contingent Consideration Potential Cash Payment					1,192
Net Income (Loss) Attributable To Redeemable Noncontrolling Interest					1,750
Payments to Acquire Businesses, Gross					4,990
Pilat Europe Limited Ltd and Pilat North America Inc [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross						1,233
Valinor Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total		230					339	1,618
Business Combination Consideration Contingent On Operational Target							600						339
Valinor Ltd [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Business Combination Consideration Contingent On Operational Target														340
Dario solutions IT Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total	997							3,723	1,100
Business Combination Consideration Contingent On Operational Target	1,717														906
Allstates Technical Services, LLC [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total										10,963
Formula Telecom Solutions Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total											5,800
Customer Relationships [Member] | App Builder [Member]
Business Acquisition [Line Items]
Business Acquisition Purchase Price Allocation Customer Relationships				4,430
Amortization Of Acquired Intangible Assets Term												15 years
Backlog [Member] | App Builder [Member]
Business Acquisition [Line Items]
Amortization Of Acquired Intangible Assets Term												15 years
Business Acquisition Purchase Price Allocation Backlog				683
Technology-Based Intangible Assets [Member] | App Builder [Member]
Business Acquisition [Line Items]
Amortization Of Acquired Intangible Assets Term												3 years 6 months
Business Acquisition Purchase Price Allocation Developed Technology				$ 2,138